SHARE-BASED PAYMENTS - Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD year
Share-based Payment Arrangements [Abstract]
Weighted average fair value at grant date	CAD 4.49	CAD 3.71
Weighted average share price at grant date	43.13	36.47
Weighted average exercise price	CAD 43.28	CAD 36.41
Weighted average expected volatility (percent)	23.50%	25.10%
Weighted average expected option life (years) | year	3.67	3.67
Expected annual dividends per option	CAD 2.04	CAD 1.90
Expected forfeitures (percent)	6.10%	6.70%
Risk-free interest rate (based on government bonds)(percent)	1.20%	0.70%